Share-Based Compensation	6 Months Ended
Jun. 30, 2022
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
11.	Share-Based Compensation
No options were exercised during the six months ended June 30, 2022 and 2021.
On June 17, 2021, upon the closing of the Company’s IPO, vesting of options to purchase 7.7 million ordinary shares became fully vested under the original vesting terms, which resulted in $6.4 million share-based compensation expense being recognized in the Company’s condensed consolidated statements of operations and comprehensive loss during the six-month
period ended June 30, 2021.
The following tables summarizes option activity for the six months ended June 30, 2022:

	Total Options	Weighted- Average Exercise Price-

Balance at January 1, 2022	34,200,976	$1.43
Granted	10,722,923	$0.62
Cancelled	(5,094,068)	$1.30
Exercised	—	—

Balance at June 30, 2022	39,829,831	$1.23

The Company recorded share-based compensation expense as follows (in thousands):

	Six Months Ended June 30,
	2022	2021

Research and development	$2,222	$6,965
General and administrative	1,307	1,997

Total	$3,529	$8,962